Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

The consolidated statement of financial position and the consolidated statement of cash flows include the following items in “cash and cash equivalents”:

	2022	2021
Short-term deposits	13,894	180,458
Cash at bank and on hand	68,750	115,114
Total	82,644	295,572